DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 5 Debt
Long-term debt as of the presented periods was comprised of the following:

(in thousands)					December 31,
Description	Issued	Maturity	Interest Rate	Interest Payable	2021	2020
Pre-Combination Notes	November 2021	November 2026	9.25%	Quarterly	30,289	—
Senior Secured Notes due 2026	March 2021	April 2026	11.00%	Quarterly	94,686	—
Convertible Notes due 2028	July and August 2018	July 2028	3.05%	6/30 and 12/31	—	36,654
PPP Loan	May 2020	May 2022	1.00%	Monthly	—	2,537
Finance leases	N/A	N/A	N/A	N/A	53	49
Unamortized deferred issuance costs					(761)	(2,208)
Unamortized discount on debt					(9,119)	—

Total debt					115,148	37,032

Current portion of long-term debt					14	1,403

Long-term debt					$115,134	$35,629

N/A - Not meaningful
Francisco Partners Facility
On November 24, 2021 (the “FP NPA Closing Date”), the Company entered into a note purchase agreement (the “FP Note Purchase Agreement”) for the issuance and sale of senior secured notes in an aggregate principal amount of up to $150 million due on November 24, 2026 (the “Francisco Partners Facility”) with certain managed funds or investment vehicles of Francisco Partners. The Francisco Partners Facility originally consisted of (i) $30 million of senior secured notes, which were drawn on the FP NPA Closing Date (the
“Pre-Combination
Notes”), (ii) $20 million of senior secured notes drawable at the closing of the Tailwind Two Merger (the “Delayed Draw Notes”), and (iii) up to an additional $100 million of senior secured notes drawable at the closing of the Tailwind Two Merger (the “Conditional Notes”). Deferred debt commitment costs related to the Francisco Partners Facility totaled $62.4 million and related to an original issue discount of $5 million, third-party legal fees of $864 thousand, warrants and contingently issuable warrants and equity. Deferred debt commitment costs are reclassified to discount on debt and deferred issuance costs, as it relates to third-party legal fees, at the time the underlying debt is issued. Refer to Note 6 “Warrants and Derivatives” for further discussion regarding warrants and contingently issuable warrants and equity recognized in connection with the FP Note Purchase Agreement.
The
Pre-Combination
Notes were issued net of a $5 million original issue discount and resulted in proceeds received of $25 million, of which $10.8 million was allocated to proceeds from debt and $14.2 million was allocated to proceeds from warrants and derivatives in the consolidated statements of cash flows. The Company reclassified deferred debt commitment costs of $15.5 million to discount on debt and $218 thousand to deferred issuance costs related to the issuance of the
Pre-Combination
Notes.
On March 9, 2022, the Company amended the FP Note Purchase Agreement to, among other things, (i) increase the principal amount of senior secured notes that may be issued under the Francisco Partners Facility to up to $154 million, (ii) increase the Delayed Draw Notes to $24 million of senior secured notes, and (iii) accelerate the funding of the Delayed Draw Notes. The Delayed Draw Notes were issued net of a $4 million original issue discount and resulted in proceeds received of $20 million.
On March 25, 2022, the Company further amended the FP Note Purchase Agreement to, among other things, (i) decrease the principal amount of senior secured notes that may be issued under the Francisco Partners Facility to up to $119 million, (ii) amend certain existing covenants, as described below, (iii) add an additional covenant, as described below, (iv) revise the maturity date to April 1, 2026, and (v) change the timing of quarterly interest payments, as described below.
Upon closing of the Tailwind Two Merger, Conditional Notes of $65 million were issued net of a $5 million original issue discount and resulted in proceeds received of $60 million.
Senior secured notes issued pursuant to the Francisco Partners Facility bear interest at a rate of 9.25% per annum, which is due and payable in arrears on the last business day of each calendar quarter, commencing with the calendar quarter ending December 31, 2021. The Francisco Partners Facility included certain escalations in interest rate in the event of delay or termination of the Tailwind Two Merger that were not triggered. In addition, a one-time
interest payment is due upon the earlier to occur of the
1-year
anniversary of the FP NPA Closing Date or the closing date of the Tailwind Two Merger. However, in lieu of payment in cash of all or any portion of the interest amount due on or prior to the earlier to occur of the
1-year
anniversary of the FP NPA Closing Date or the closing date of the Tailwind Two Merger, such unpaid interest amount will be added to the principal balance of the senior secured notes on such interest payment date. As of December 31, 2021, approximately $289 thousand of contractual interest was included in the outstanding principal balance of the
Pre-Combination
Notes.
As part of the amendment on March 25, 2022, interest is due and payable in arrears on May 15th, August 15th, November 15th and February 15th of each calendar year, with the first such interest payment required to be made on May 15, 2022.
The Francisco Partners Facility requires the Company to make certain mandatory prepayments with (i) 100% of net cash proceeds of all non-ordinary
course asset sales or other dispositions of property and any extraordinary receipts, subject to the ability to reinvest such proceeds and certain other exceptions and (ii) 100% of the net cash proceeds of any debt incurrence, other than debt permitted by the FP Note Purchase Agreement. The Company may prepay senior secured notes issued pursuant to the Francisco Partners Facility at any time subject to payment of customary breakage costs and a customary make-whole premium for any voluntary prepayment made prior to the first anniversary of the FP NPA Closing Date (the “Callable Date”), followed by a call premium of (i) 3.0% on or prior to the first anniversary of the Callable Date, (ii) 2.00% after the first anniversary of the Callable Date but on or prior to the second anniversary of the Callable Date, and (iii) at par thereafter. The Francisco Partners Facility included certain customary make-whole premiums for any voluntary prepayments in the event of delay or termination of the Tailwind Two Merger that were not triggered.
The Francisco Partners Facility contains certain customary affirmative covenants, negative covenants and events of default. In addition, commencing with the first fiscal quarter ending after the closing of the Tailwind Two Merger, the Francisco Partners Facility will have a liquidity maintenance financial covenant that, subject to certain conditions, requires that as of the last day of each fiscal quarter, the Company and New Terran Orbital have an aggregate amount of unrestricted cash and cash equivalents of at least the greater of (a) $20 million and (b) an amount equal to 15% of the total funded indebtedness of the Company and New Terran Orbital.
As part of the amendment on March 25, 2022, the liquidity maintenance financial covenant was modified to (i) $20 million in the case of the fiscal quarters ending March 31, 2022, June 30, 2022 and September 30, 2022, (ii) $10 million in the case of the fiscal quarter ending December 31, 2022 and (iii) thereafter, $20.0 million plus 15% of the debt incurred after closing of the Tailwind Two Merger. In addition, a new covenant was added requiring New Terran, the Company and its subsidiaries to at least break even on an EBITDA basis (as defined in the FP Note Purchase Agreement) by December 31, 2023, subject to certain extensions.
The obligations under the Francisco Partners Facility are guaranteed by the Company’s wholly-owned U.S. subsidiaries, subject to certain exceptions.
Senior Secured Notes due 2026
On March 8, 2021, the Company issued $87 million aggregate principal amount of senior secured notes due April 1, 2026 (the “Senior Secured Notes due 2026”) which resulted in gross proceeds of $50 million from
Lockheed Martin Corporation (“Lockheed Martin”) and the exchange and extinguishment of
 $37
million then outstanding Convertible Notes due 2028 (as defined below). The Company allocated
$47.5
million of the proceeds received to the Senior Secured Notes due 2026 and the remainder of the proceeds were allocated to warrants issued upon funding of the Senior Secured Notes due 2026 in the consolidated statements of cash flows. The Company allocated
$2.8
million of deferred issuance costs to the Senior Secured Notes due 2026. Refer to Note 6 “Warrants and Derivatives” for further discussion regarding warrants issued in connection with the issuance of the Senior Secured Notes due 2026.
In connection to the Merger Agreement and the FP Note Purchase Agreement, the Senior Secured Notes due 2026 note purchase agreement was amended in November 2021 to provide consent to the Company incurring obligations related to the
Pre-Combination
Notes under the FP Note Purchase Agreement as well as aligning cash interest payments prior to March 8, 2024 with the terms of cash interest payments under the FP Note Purchase Agreement. In addition, Lockheed Martin and Beach Point Capital (“Beach Point”) each agreed to, at their option, (a) exchange up to $25 million (in the case of Lockheed Martin) and $25 million (in the case of Beach Point) of aggregate principal amount of Senior Secured Notes due 2026 for the same principal amount of debt to be issued under, and governed by, a new loan agreement or note purchase agreement, or (b) keep outstanding such amounts of aggregate principal amount of Senior Secured Notes due 2026 under its existing note purchase agreement (in either case, the “Rollover Debt”). The Rollover Debt will have substantially similar terms as the terms of the Francisco Partners Facility, except that the Rollover Debt will not have call protection, will be issued without original issue discount, and will be available at the closing of the Tailwind Two Merger.
The Company issued warrants and contingently issuable warrants and equity to each of Lockheed Martin and Beach Point in connection with the amendment to the Senior Secured Notes due 2026 which resulted in the extinguishment and re-issuance of the Senior Secured Notes due 2026 for each of Lockheed Martin and Beach Point for accounting purposes. The loss on extinguishment of debt totaled
$28
million and included the recognition of warrants and contingently issuable warrants and equity at fair value, the fair value adjustment related to the re-issuance of the Senior Secured Notes due 2026, the write-off of unamortized discount on debt and deferred issuance costs on the extinguished Senior Secured Notes due 2026, and certain third-party financing expenses. The re-issued Senior Secured Notes were recognized at fair value with a

$6.6
million premium less
$420
thousand of deferred issuance costs. Refer to Note 6 “Warrants and Derivatives” for further discussion regarding warrants and contingently issuable warrants and equity.
On March 25, 2022, the Senior Secured Notes due 2026 note purchase agreement was amended to, among other things, (i) set the Rollover Debt for Lockheed Martin to $25 million, (ii) increase and set the Rollover Debt for Beach Point to $31.3 million, (iii) set the terms of the Rollover Debt to have substantially similar terms as the terms in the Francisco Partners Facility, excluding call protection and Rollover Debt for Beach Point bearing interest at 11.25% (9.25% of which is payable in cash and 2.0% of which is payable in kind), and (iv) cause the Rollover Debt for Beach Point to be subordinate to the Francisco Partners Facility.
Upon closing of the Tailwind Two Merger, approximately $56.3 million of the Senior Secured Notes due 2026 remained outstanding as Rollover Debt while the remainder was repaid in connection with the Tailwind Two Merger.
Prior to the March 25, 2022 amendment, the Senior Secured Notes due 2026 bore interest at the rate of
11%
per annum. The Senior Secured Notes due 2026 included certain escalations in interest rate that were not triggered as a result of the Tailwind Two Merger. Interest was payable on the Senior Secured Notes due 2026 beginning on March 8, 2022 and for each calendar quarter end thereafter until maturity. Prior to
March 8, 2024
,
the Company has the option to pay the interest on the Senior Secured Notes due 2026 in-kind in lieu of cash, limited by the alignment of cash interest payments with the terms of cash interest payments under the FP Note Purchase Agreement. As of December 31, 2021, approximately $
7.8
million of contractual interest coupon was accrued and included in the outstanding principal balance of the Senior Secured Notes due 2026.
The Company, at its option, may prepay the Senior Secured Notes due 2026 at any time at 100% of the principal amount, plus accrued and unpaid interest. The Senior Secured Notes due 2026 are subject to mandatory prepayment by the Company upon (i) the occurrence of a qualified public offering of its stock or a business combination with a special purpose acquisition company, except as otherwise agreed to, and (ii) for so long as Lockheed Martin or any of its affiliates holds any portion of the Senior Secured Notes due 2026, in the event of a termination (other than by the Company due to an uncured breach by Lockheed Martin) of a strategic cooperation agreement between the Company and Lockheed Martin (the “Strategic Cooperation Agreement”) or a material breach by the Company of the Strategic Cooperation Agreement, subject to a 90 days grace period after the Company knows of such breach or receives written notice of such breach from Lockheed Martin.
The Senior Secured Notes due 2026 do not have financial maintenance covenants and, unless an event of default has occurred and is continuing, there is no requirement to make any cash interest, amortization or maturity payments on or before March 8, 2024, except for the alignment of cash interest payments with the terms of cash interest payments under the FP Note Purchase Agreement.
Convertible Notes due 2028
In 2018, the Company issued in a private offering an aggregate principal amount of $34 million of 3.05% Convertible Promissory Notes with a maturity date of July 23, 2028 (the “Convertible Notes due 2028”) pursuant to a convertible note purchase agreement, dated as of July 23, 2018, between the Company and three purchaser parties thereto (the “Convertible Note Purchase Agreement”), of which $33 million principal amount was issued on July 23, 2018 and $1 million principal amount was issued on August 2, 2018. The Company issued $31 million aggregate principal amount of Convertible Notes due 2028 for a cash purchase price of 100% and issued $3 million aggregate principal amount of Convertible Notes due 2028 in exchange for a previously issued and outstanding convertible security held by one of the purchasers.
During March 2021, the Convertible Notes due 2028 were extinguished as part of the issuance of the Senior Secured Notes due 2026. The loss on extinguishment of debt totaled $70.6 million and included the recognition of warrants issued at fair value, the fair value adjustment related to the issuance of the Senior Secured Notes due 2026, the write-off
of unamortized deferred issuance costs on the extinguished Convertible Notes due 2028, and certain third-party financing expenses. Refer to Note 6 “Warrants and Derivatives” for further discussion regarding warrants issued in connection with the extinguishment of the Convertible Notes due 2028.
Prior to extinguishment, the Company could, at its option, elect, in lieu of paying interest in cash, to pay interest in-kind,
which would increase the principal amount of the Convertible Notes due 2028. Contractual interest coupon that was included in the outstanding principal balance of the Convertible Notes due 2028 was $2.8 million and $2.6 million as of the date of extinguishment and December 31, 2020, respectively.
Prior to extinguishment, the Convertible Notes due 2028 were convertible into shares of the Company’s common stock at the holder’s election or could be prepaid in cash under certain circumstances at the election of the Company. The original conversion price per share was $38.85 for $31 million of original principal amount of the Convertible Notes due 2028 and $31.08 per share for $3 million of original principal amount of the Convertible Notes due 2028. The conversion price increased semi-annually by 1.05% per annum. The Company was not required to make any principal payments until maturity if the holder did not exercise its right to conversion. As part of the extinguishment of the Convertible Notes due 2028, the conversion feature was detached and issued as separate freestanding warrants. Refer to Note 6 “Warrants and Derivatives” for further discussion.
The Convertible Notes due 2028 were unsecured obligations. The Convertible Note Purchase Agreement contained customary restrictive covenants, including restrictions on incurrence of debt and that the Company adheres to a number of reporting requirements.
PPP Loan
During May 2020, the Company received $2.5 million related to the origination of a loan pursuant to the U.S. Small Business Administration (“SBA”) Paycheck Protection Program under Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) (the “PPP Loan”). In June 2020, the terms of the PPP Loan were amended with the passing of the Paycheck Protection Program Flexibility Act (“PPPFA”). For any amounts that were unforgiven, the terms of the loan called for an interest rate of 1% and a maturity date of two years.
During October 2020, the Company filed for forgiveness of the PPP Loan as 100% of the proceeds were utilized for qualified payroll and payroll related costs in accordance with the applicable provisions governing the PPP Loan. During June 2021, the SBA paid the lender the full amount of principal and interest on the PPP Loan. The Company recorded a gain on extinguishment of the PPP Loan of approximately $2.6 million in June 2021.
There were no contractual principal or interest payments made by the Company prior to the forgiveness of the PPP Loan.
Tyvak International Line of Credit
On October 7, 2020, Tyvak International entered into a working capital line of credit with a maximum capacity of €300 thousand (the “Tyvak International Line of Credit”). The Company closed the Tyvak International Line of Credit in November 2021. There were no amounts outstanding under the Tyvak International Line of Credit as of December 31, 2020.
Other
As of December 31, 2021, the aggregate principal amount of outstanding debt has a contractual maturity during 2026.
Interest on the Company’s long-term debt was $8.7 million and $1.1 million during 2021 and 2020, respectively, of which $1.3 million and $119 thousand was capitalized to construction in process during 2021 and 2020, respectively. In addition, interest expense included $236 thousand and $294 thousand related to the amortization of deferred issuance costs during 2021 and 2020, respectively, as well as $299 thousand related to the amortization of discount on debt during 2021. There was no amortization of discount on debt during 2020.